Cover Page	Jan. 12, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 12, 2021
Entity Registrant Name	Stratus Properties Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37716
Entity Tax Identification Number	72-1211572
Entity Address, Address Line One	212 Lavaca St., Suite 300
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	512
Local Phone Number	478-5788
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000885508
Entity Listings [Line Items]
Soliciting Material	true
Common Stock, Par Value, $0.01 per share [Member]
Cover [Abstract]
Trading Symbol	STRS
Title of 12(b) Security	Common Stock, par value $0.01 per share
Security Exchange Name	NASDAQ
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	STRS
Security Exchange Name	NASDAQ
Series D Participating Cumulative Preferred Stock Purchase Rights [Member]
Cover [Abstract]
Trading Symbol	STRS
Title of 12(b) Security	Series D Participating Cumulative Preferred Stock Purchase Rights
Security Exchange Name	NASDAQ
Entity Listings [Line Items]
Title of 12(b) Security	Series D Participating Cumulative Preferred Stock Purchase Rights
Trading Symbol	STRS
Security Exchange Name	NASDAQ